STOCKHOLDERS' DEFICIT - Series C Convertible Preferred Stock (Details) - USD ($)	Jun. 21, 2023	Jun. 20, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Class of Stock
Issue price (in dollars per share)				$ 4.20
Series C convertible preferred stock
Class of Stock
Preferred stock, par value (in dollars per share)			$ 0.0001		$ 0.0001
Redemption percentage	112.00%
Series C convertible preferred stock | Securities purchase agreement
Class of Stock
Number of shares resulting from conversion	5,761
Preferred stock, par value (in dollars per share)	$ 0.0001
Issue price (in dollars per share)	$ 1,000
Convertible preferred stock value	$ 1,000
Conversion price (in dollars per share)	$ 17.925
Number of trading days	5 days	5 days